Acquisition and Disposition of Companies (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Amortization	$ 14
Legal	5	7	4
Salaries and management		3	5
Gain from disposition of subsidiary		4,879
Loss from derivative liability			13
Net income (loss) from discontinued operations		4,826	(5)
Discontinued operations [Member]
Disclosure of detailed information about business combination [line items]
Amortization		(2)	(1)
Foreign exchange gain		5
Legal		(3)
Office and sundry		(7)	(4)
Rent		(3)
Salaries and management		(13)
Property investigation		(5)
Gain from disposition of subsidiary		4,879
Loss from derivative liability		(25)
Net income (loss) from discontinued operations		$ 4,826	$ (5)